Subordinated Notes (Tables)	12 Months Ended
Dec. 31, 2013
Subordinated Notes Tables [Abstract]
Subordinated Notes [Table Text Block]
		At December 31,
(dollar amounts in thousands)		2013	2012

Parent company:
6.21% subordinated notes due 2013	$	---	$49,892
7.00% subordinated notes due 2020		323,856	350,656
0.94% junior subordinated debentures due 2027 (1)		111,816	111,816
0.87% junior subordinated debentures due 2028 (2)		54,593	54,593
1.65% junior subordinated debentures due 2036 (3)		72,165	72,165
1.65% junior subordinated debentures due 2036 (3)		74,320	74,320
The Huntington National Bank:
5.00% subordinated notes due 2014		125,109	130,186
5.59% subordinated notes due 2016		108,038	110,321
6.67% subordinated notes due 2018		143,749	150,219
5.45% subordinated notes due 2019		87,214	92,923
Total subordinated notes		$1,100,860	$1,197,091

(1) Variable effective rate at December 31, 2013, based on three month LIBOR + 0.70%.
(2) Variable effective rate at December 31, 2013, based on three month LIBOR + 0.625%.
(3) Variable effective rate at December 31, 2013, based on three month LIBOR + 1.40%.